Intangible Assets - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 68	$ 80
Assets excluded from asset base subject to amortization	$ 176	$ 185